Transactions and balances with related parties (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Deferred income
Short-term employee benefits	$ 635	$ 965	$ 1,319	$ 1,835
Other benefits	18	29	54	42
Share-based compensation	662	306	1,027	633
Total	$ 1,315	$ 1,300	$ 2,400	$ 2,510